Fixed Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Construction in progress expenditures	$ 762	$ 939